Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE COREBUILDER – SERIES G

Supplement dated August 31, 2009, to the Prospectus dated May 1, 2009,

as previously supplemented May 29, 2009.

This Supplement contains important information about the Fund referenced above.

Effective immediately, in the section under the heading “The Investment Adviser,” the word “custodian,” in the last sentence of the fourth paragraph, is hereby deleted.

CBG089/P1515S2

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO COREBUILDER SHARESSM – SERIES G

Supplement dated August 31, 2009, to the Statement of Additional Information dated May 1, 2009,

as previously supplemented on May 29, 2009, and June 19, 2009.

This supplement contains important information about the Fund referenced above.

Effective immediately, State Street Bank and Trust Company (“State Street”), replaces Wells Fargo Bank, N.A., and PNC Global Investing Service (U.S.), Inc. (“PNC”), as the Funds’ Custodian and fund accountant, respectively. All references to Wells Fargo Bank, N.A. as “Custodian” and PNC as the fund accountant for the Funds in the Statement of Additional Information are removed accordingly. The paragraphs under the headings “Custodian” and “Fund Accountant” on page 31 are deleted in their entirety and replaced with the following:

Custodian and Fund Accountant

State Street Bank and Trust Company (“State Street”), located at State Street Financial Center, One Lincoln Street Boston, Massachusetts 02111, acts as Custodian and fund accountant for the Funds. As Custodian, State Street, among other things, maintains a custody account or accounts in the name of each Fund, handles the receipt and delivery of securities, selects and monitors foreign sub custodians as the Funds’ global custody manager, determines income and collects interest on each Fund’s investments and maintains certain books and records. As fund accountant, State Street is responsible for calculating each Fund's daily net asset value per share and for maintaining its portfolio and general accounting records. For its services, State Street is entitled to receive certain transaction fees, asset-based fees and out-of-pocket costs.

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE COREBUILDER – SERIES M

Supplement dated August 31, 2009, to the Prospectus dated May 1, 2009.

This Supplement contains important information about the Fund referenced above.

Effective immediately, in the section under the heading “The Investment Adviser,” the word “custodian,” in the last sentence of the fourth paragraph, is hereby deleted.

CBM089/P1516SP

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO COREBUILDER SHARESSM – SERIES M

Supplement dated August 31, 2009, to the Statement of Additional Information dated May 1, 2009,

as previously supplemented on June 19, 2009.

This supplement contains important information about the Fund referenced above.

Effective immediately, State Street Bank and Trust Company (“State Street”), replaces Wells Fargo Bank, N.A., and PNC Global Investing Service (U.S.), Inc. (“PNC”), as the Funds’ Custodian and fund accountant, respectively. All references to Wells Fargo Bank, N.A. as “Custodian” and PNC as the fund accountant for the Funds in the Statement of Additional Information are removed accordingly. The paragraphs under the headings “Custodian” and “Fund Accountant” on page 28 are deleted in their entirety and replaced with the following:

Custodian and Fund Accountant

State Street Bank and Trust Company (“State Street”), located at State Street Financial Center, One Lincoln Street Boston, Massachusetts 02111, acts as Custodian and fund accountant for the Funds. As Custodian, State Street, among other things, maintains a custody account or accounts in the name of each Fund, handles the receipt and delivery of securities, selects and monitors foreign sub custodians as the Funds’ global custody manager, determines income and collects interest on each Fund’s investments and maintains certain books and records. As fund accountant, State Street is responsible for calculating each Fund's daily net asset value per share and for maintaining its portfolio and general accounting records. For its services, State Street is entitled to receive certain transaction fees, asset-based fees and out-of-pocket costs.

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND

Class A, Class C, Investor Class, Institutional Class and Administrator Class

WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND

Class A, Class C, Institutional Class and Administrator Class

WELLS FARGO ADVANTAGE GROWTH FUND

Class A, Class C, Investor Class, Institutional Class and Administrator Class

WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND

Investor Class

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND

Class A, Class B, Class C, Investor Class, Institutional Class and Administrator Class

WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND

Class A, Class C, Investor Class, Institutional Class and Administrator Class

WELLS FARGO ADVANTAGE U.S. VALUE FUND

Class A, Class B, Class C, Investor Class, and Administrator Class

Supplement dated August 31, 2009, to the Prospectuses dated December 31, 2008, as previously supplemented as the case may be.

This Supplement contains important information about the Funds referenced above.

Effective immediately, in the section under the heading “The Investment Adviser,” the word “custodian,” in the last sentence of the fourth paragraph, is hereby deleted.

LCIT089/P104SP

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND

WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUNDSM

WELLS FARGO ADVANTAGE GROWTH FUND

WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND

WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND

WELLS FARGO ADVANTAGE U.S. VALUE FUND

Supplement dated August 31, 2009, to the Statement of Additional Information dated December 1, 2008,

as previously supplemented on December 12, 2008, December 29, 2008, January 16, 2009,

January 22, 2009, March 1, 2009, March 26, 2009, March 31, 2009, April 17, 2009 and June 19, 2009.

This supplement contains important information about the Funds referenced above.

Effective immediately, State Street Bank and Trust Company (“State Street”), replaces Wells Fargo Bank, N.A., and PNC Global Investing Service (U.S.), Inc. (“PNC”), as the Funds’ Custodian and fund accountant, respectively. All references to Wells Fargo Bank, N.A. as “Custodian” and PNC as the fund accountant for the Funds in the Statement of Additional Information are removed accordingly. The paragraphs under the headings “Custodian” and “Fund Accountant” on page 34 are deleted in their entirety and replaced with the following:

Custodian and Fund Accountant

State Street Bank and Trust Company (“State Street”), located at State Street Financial Center, One Lincoln Street Boston, Massachusetts 02111, acts as Custodian and fund accountant for the Funds. As Custodian, State Street, among other things, maintains a custody account or accounts in the name of each Fund, handles the receipt and delivery of securities, selects and monitors foreign sub custodians as the Funds’ global custody manager, determines income and collects interest on each Fund’s investments and maintains certain books and records. As fund accountant, State Street is responsible for calculating each Fund's daily net asset value per share and for maintaining its portfolio and general accounting records. For its services, State Street is entitled to receive certain transaction fees, asset-based fees and out-of-pocket costs.

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND

Supplement dated August 31, 2009, to the Prospectuses dated October 1, 2008.

Class A, Class C and Administrator Class

This Supplement contains important information about the Fund referenced above.

Effective immediately, in the section under the heading “The Investment Adviser,” the word “custodian,” in the last sentence of the fourth paragraph, is hereby deleted.

AWR089/P1601SP

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUNDSM

Supplement dated August 31, 2009, to the Statement of Additional Information dated October 1, 2008,

as previously supplemented on November 1, 2008, December 29, 2008, January 16, 2009,

March 1, 2009, March 31, 2009, April 17, 2009 and June 19, 2009.

This supplement contains important information about the Fund referenced above.

Effective immediately, State Street Bank and Trust Company (“State Street”), replaces Wells Fargo Bank, N.A., and PNC Global Investing Service (U.S.), Inc. (“PNC”), as the Funds’ Custodian and fund accountant, respectively. All references to Wells Fargo Bank, N.A. as “Custodian” and PNC as the fund accountant for the Funds in the Statement of Additional Information are removed accordingly. The paragraphs under the headings “Custodian” and “Fund Accountant” on page 22 are deleted in their entirety and replaced with the following:

Custodian and Fund Accountant

State Street Bank and Trust Company (“State Street”), located at State Street Financial Center, One Lincoln Street Boston, Massachusetts 02111, acts as Custodian and fund accountant for the Funds. As Custodian, State Street, among other things, maintains a custody account or accounts in the name of each Fund, handles the receipt and delivery of securities, selects and monitors foreign sub custodians as the Funds’ global custody manager, determines income and collects interest on each Fund’s investments and maintains certain books and records. As fund accountant, State Street is responsible for calculating each Fund's daily net asset value per share and for maintaining its portfolio and general accounting records. For its services, State Street is entitled to receive certain transaction fees, asset-based fees and out-of-pocket costs.